Share-based Compensation (Details 4) shares in Thousands	12 Months Ended
Dec. 31, 2016 shares
2009 RSU Plan
Share Based Compensation
Number Outstanding/ Exercisable	90,464
Weighted Average Remaining Contractual Life	2 years 11 months 1 day
Performance-based settled in stock
Share Based Compensation
Number Outstanding/ Exercisable	11,193
Weighted Average Remaining Contractual Life	2 years 2 months 1 day
Time-based-settled in stock/cash
Share Based Compensation
Number Outstanding/ Exercisable	66,160
Weighted Average Remaining Contractual Life	3 years 1 month 13 days
Time-based-settled in stock
Share Based Compensation
Number Outstanding/ Exercisable	13,111
Weighted Average Remaining Contractual Life	2 years 6 months 4 days